Applicable laws and regulations - Schedule of non-accruing loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Non-accruing loans:
Interest that would have been reversed had the loans not been classified as non-accrual.	$ 1,302	$ 474
Securities at FVOCI - Corporate debt
Non-accruing loans:
Total non-accruing loans	$ 38,708	$ 17,040